Cover	Dec. 21, 2021
Cover [Abstract]
Entity Registrant Name	TOMI ENVIRONMENTAL SOLUTIONS, INC.
Entity Central Index Key	0000314227
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 21, 2021
Entity File Number	000-09908
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-1947988
Entity Address Address Line 1	8430 Spires Way
Entity Address Address Line 2	Suite N
Entity Address City Or Town	Frederick
Entity Address State Or Province	MD
Entity Address Postal Zip Code	21701
City Area Code	800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	525-1698
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	TOMZ
Security Exchange Name	NASDAQ